NONCONTROLLING INTERESTS (Details)	0 Months Ended	12 Months Ended					12 Months Ended				0 Months Ended		1 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended
	Jul. 01, 2014 CAD	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2014 The fund	Dec. 31, 2013 The fund	Dec. 31, 2014 The fund United States segment of Alliance Pipeline CAD	Dec. 31, 2014 Common shares (Note 20) CAD	Dec. 31, 2013 Common shares (Note 20) CAD	Dec. 31, 2012 Common shares (Note 20) CAD	Jul. 01, 2014 EEP USD ($)	Jul. 01, 2014 EEP CAD	Jul. 31, 2014 EEP USD ($)	Jul. 31, 2014 EEP CAD	Dec. 31, 2014 EEP CAD	Dec. 31, 2013 EEP CAD	Dec. 31, 2012 EEP CAD	Nov. 13, 2013 EEP	Dec. 31, 2013 Enbridge Energy Management, L.L.C. (EEM) CAD	Dec. 31, 2014 Enbridge Energy Management, L.L.C. (EEM) CAD	Dec. 31, 2014 Magic Valley and Wildcat Wind Farms CAD	Dec. 31, 2014 EGD shares CAD	Dec. 31, 2014 EGD shares Preference shares (Note 20) CAD	Dec. 31, 2013 EGD shares Preference shares (Note 20) CAD	Dec. 31, 2014 EGD shares Common shares (Note 20)	Dec. 31, 2014 Other Noncontrolling Interest CAD	Dec. 31, 2013 Other Noncontrolling Interest CAD	Dec. 31, 2013 MEP USD ($)	Dec. 31, 2013 MEP CAD	May 31, 2013 MEP	Nov. 13, 2013 MEP Class A common units	Dec. 31, 2013 MEP Class A common units	Dec. 31, 2014 Enbridge Income Fund Holdings Inc CAD	Dec. 31, 2014 Enbridge Income Fund Holdings Inc The fund CAD
NONCONTROLLING INTERESTS
Noncontrolling interests		2,015,000,000	4,014,000,000												748,000,000	2,810,000,000			1,079,000,000	790,000,000	351,000,000		100,000,000	100,000,000		26,000,000	25,000,000
Previous ownership percentage in natural gas and midstream business													61.00%	61.00%
Current ownership percentage in natural gas and midstream business													48.00%	48.00%
Ownership interest percentage held by noncontrolling owners					70.60%	68.60%									79.50%	79.40%			88.30%	88.30%										39.00%
Ownership interest percent																																	19.90%
Percent of distributions and allocations above this amount that the Company has waived rights to											2.00%	2.00%
Ownership percentage in subsidiary																									100.00%
Contributions from unitholders																			523,000,000									355,000,000	372,000,000
Shares issued, Number of Shares								9,000,000	13,000,000	10,000,000	66,100,000	66,100,000																			18,500,000
IDU issued											1,000	1,000
Previous percentage of distributions received											48.00%	48.00%
Previous distribution threshold											$ 0.495
Current percentage of distributions received											23.00%	23.00%
Current distribution threshold											$ 0.5435
Decrease in noncontrolling interest												2,363,000,000
Increase to additional paid in capital	1,601,000,000
Increase to deferred income taxes	762,000,000
Shares issued to underwriters under over-allotment option																																2,800,000
Distributions to unitholders															504,000,000	463,000,000	419,000,000
GP interest percent in MEP																		2.00%
Limited partner interest and all incentive distribution rights of (IDR) percent in MEP																		52.00%
Number of cumulative redeemable preferred shares held by third parties																						4,000,000
Floating adjustable cumulative cash dividends as a percentage of prime rate																						80.00%
Floating adjustable cumulative cash dividend variable rate																						Prime
Redemption price per share (in dollars per shares)																						25
Preferred shares redeemed (in shares)																						0
Ownership percentage transfer between segments							50.00%
Ownership percentage transfer within segments													12.60%	12.60%
Consideration cash portion													350,000,000	376,000,000
Total consideration							1,800,000,000
Consideration cash portion							421,000,000
Consideration debt portion received							878,000,000
Consideration debt portion received interest rate							5.50%
Consideration preferred units portion received							461,000,000
Proceeds from issuance of equity																																		421,000,000
Value of common stock acquired																																	84,000,000
Common shares issued		478,000,000	628,000,000	465,000,000				460,000,000	600,000,000	400,000,000																								337,000,000